Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Operating expenses:
General and administrative expenses	$ (631,874)	$ (81,183)	$ (265,450)	$ (49,060)
Total operating expenses	(631,874)	(81,183)	(265,450)	(49,060)
Other income, net:
Bank interest income	372,755	47,891
Other expenses	(3,528)	(453)
Total other income, net	369,227	47,438
Loss before income taxes	(262,647)	(33,745)	(265,450)	(49,060)
Income tax expense
Net loss	$ (262,647)	$ (33,745)	$ (265,450)	$ (49,060)